Quarterly Holdings Report
for
Fidelity® Mid Cap Value Index Fund
March 31, 2026
MCQ-NPRT3-0526
1.9896347.106
Common Stocks - 100.2%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	74,963	7,298,398
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	29,256	353,705
Liberty Global Ltd Class C (b)	21,086	247,339

TOTAL BELGIUM		601,044
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	7,668	2,279,160
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	61,068	1,162,735
CANADA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	20,944	1,547,762
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	29,485	2,826,137
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	22,867	910,792
TOTAL CANADA		5,284,691
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	25,266	831,757
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	5,112	183,163
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	4,605	164,536
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	16,891	1,265,812
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	20,844	657,211
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	447	64,760
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	9,933	1,332,711
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	67,882	4,692,683
UNITED STATES - 98.7%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)(c)	2,791	231,290
GCI LLC Class A	1,908	70,309
GCI LLC Class C	2,898	107,835
Iridium Communications Inc	14,307	396,876
		806,310
Entertainment - 1.8%
Electronic Arts Inc	42,592	8,683,231
Liberty Media Corp-Liberty Formula One Class A (b)	2,621	204,647
Liberty Media Corp-Liberty Formula One Class C (b)	24,530	2,085,541
Madison Square Garden Sports Corp Class A (b)	2,727	876,458
Roku Inc Class A (b)	18,994	1,797,212
Take-Two Interactive Software Inc (b)	20,392	4,027,420
TKO Group Holdings Inc Class A	6,451	1,300,844
Warner Bros Discovery Inc (b)	394,476	10,832,312
		29,807,665
Interactive Media & Services - 0.2%
IAC Inc Class A (b)	10,952	438,409
Match Group Inc	39,847	1,223,701
Pinterest Inc Class A (b)	50,356	923,529
Trump Media & Technology Group Corp (b)(c)	12,466	115,684
ZoomInfo Technologies Inc (b)(c)	44,070	263,539
		2,964,862
Media - 1.1%
Charter Communications Inc Class A (b)(c)	13,856	2,991,233
DoubleVerify Holdings Inc (b)	12,561	119,330
Fox Corp Class A	34,986	2,043,182
Fox Corp Class B	25,226	1,339,501
Liberty Broadband Corp Class A (b)	2,196	110,283
Liberty Broadband Corp Class C (b)	15,180	763,554
New York Times Co/The Class A	27,178	2,275,614
News Corp Class A	64,278	1,602,451
News Corp Class B	20,938	596,942
Nexstar Media Group Inc	4,488	811,565
NIQ Global Intelligence Plc (c)	5,926	67,378
Omnicom Group Inc	52,930	3,986,158
Sirius XM Holdings Inc (c)	32,144	741,884
		17,449,075
TOTAL COMMUNICATION SERVICES		51,027,912
Consumer Discretionary - 7.6%
Automobile Components - 0.4%
Aptiv PLC (b)	36,788	2,554,560
BorgWarner Inc	35,940	1,950,104
Gentex Corp	37,165	812,055
Lear Corp	8,754	1,059,934
QuantumScape Corp Class A (b)(c)	76,077	485,371
		6,862,024
Automobiles - 0.7%
Ford Motor Co	661,183	7,630,052
Harley-Davidson Inc (c)	18,843	381,005
Lucid Group Inc (b)(c)	22,452	213,967
Rivian Automotive Inc Class A (b)(c)	134,550	2,024,978
Thor Industries Inc	8,529	681,382
		10,931,384
Broadline Retail - 0.6%
Dillard's Inc Class A	498	284,911
eBay Inc	76,511	6,964,031
Etsy Inc (b)	6,728	336,265
Macy's Inc	45,230	818,211
Ollie's Bargain Outlet Holdings Inc (b)	10,367	954,179
		9,357,597
Distributors - 0.2%
Genuine Parts Co	23,490	2,484,068
LKQ Corp	43,494	1,277,419
Pool Corp	4,544	919,387
		4,680,874
Diversified Consumer Services - 0.3%
ADT Inc	86,460	568,042
Bright Horizons Family Solutions Inc (b)	8,260	678,394
Grand Canyon Education Inc (b)	3,347	569,090
H&R Block Inc	17,632	559,640
Liberty Live Holdings Inc Class A	3,324	304,611
Liberty Live Holdings Inc Class C	8,166	768,503
Service Corp International/US	23,095	1,905,568
		5,353,848
Hotels, Restaurants & Leisure - 1.2%
Aramark	44,187	1,791,341
Boyd Gaming Corp	9,316	765,589
Caesars Entertainment Inc (b)	34,303	906,628
Carnival Corp	134,200	3,473,096
Choice Hotels International Inc	3,175	328,613
Churchill Downs Inc	1,765	158,550
Darden Restaurants Inc	981	192,315
Domino's Pizza Inc	3,700	1,327,523
Flutter Entertainment PLC (b)	4,615	470,499
Hyatt Hotels Corp Class A (c)	6,795	977,053
MGM Resorts International (b)	34,696	1,284,099
Norwegian Cruise Line Holdings Ltd (b)	7,494	140,138
Penn Entertainment Inc (b)	22,318	335,440
Travel + Leisure Co	6,985	483,292
Vail Resorts Inc	1,067	136,917
Wendy's Co/The (c)	15,344	106,641
Wyndham Hotels & Resorts Inc	1,309	106,330
Wynn Resorts Ltd	12,919	1,311,924
Yum! Brands Inc	31,345	4,873,521
		19,169,509
Household Durables - 1.8%
DR Horton Inc	43,826	6,013,804
Garmin Ltd	27,603	6,404,173
Lennar Corp Class A	34,752	3,017,864
Lennar Corp Class B (c)	1,587	133,498
Mohawk Industries Inc (b)	8,590	845,771
Newell Brands Inc	70,355	241,318
NVR Inc (b)	458	3,018,142
PulteGroup Inc	32,897	3,869,016
SharkNinja Inc (b)	11,696	1,238,606
Toll Brothers Inc	15,965	2,178,744
TopBuild Corp (b)	4,418	1,552,043
Whirlpool Corp (c)	10,210	550,523
		29,063,502
Leisure Products - 0.2%
Brunswick Corp/DE	11,093	807,127
Hasbro Inc	23,613	2,210,177
Mattel Inc (b)	52,344	760,558
YETI Holdings Inc (b)	13,126	480,280
		4,258,142
Specialty Retail - 1.8%
AutoNation Inc (b)	4,501	878,865
Bath & Body Works Inc	34,901	651,602
Best Buy Co Inc	32,736	2,101,651
CarMax Inc (b)	23,977	996,964
Dick's Sporting Goods Inc	10,718	2,125,272
Five Below Inc (b)	9,118	2,083,281
Floor & Decor Holdings Inc Class A (b)	12,290	624,332
GameStop Corp Class A (b)(c)	69,397	1,598,907
Gap Inc/The	38,385	928,917
Lithia Motors Inc	3,583	894,747
Penske Automotive Group Inc (c)	3,096	462,914
RH (b)	2,156	301,452
Ross Stores Inc	43,182	9,354,517
Ulta Beauty Inc (b)	5,636	2,945,994
Valvoline Inc (b)(c)	2,463	82,953
Wayfair Inc Class A (b)	13,609	1,023,533
Williams-Sonoma Inc	16,568	3,020,843
		30,076,744
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co (c)	4,319	236,724
Crocs Inc (b)	8,525	707,746
Lululemon Athletica Inc (b)	7,366	1,127,735
PVH Corp	7,695	536,803
Ralph Lauren Corp Class A	5,956	2,048,804
Tapestry Inc	2,863	403,998
Under Armour Inc Class A (b)(c)	31,648	187,040
Under Armour Inc Class C (b)(c)	31,061	179,843
VF Corp	59,468	1,010,361
		6,439,054
TOTAL CONSUMER DISCRETIONARY		126,192,678
Consumer Staples - 5.5%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)	1,304	300,441
Brown-Forman Corp Class A	6,946	186,083
Brown-Forman Corp Class B (c)	24,714	653,439
Coca-Cola Consolidated Inc	8,283	1,588,182
Constellation Brands Inc Class A	24,065	3,609,750
Molson Coors Beverage Co Class B	27,675	1,191,686
Primo Brands Corp Class A	42,714	804,304
		8,333,885
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc Class A	59,756	1,018,242
BJ's Wholesale Club Holdings Inc (b)	18,861	1,856,300
Casey's General Stores Inc	5,328	3,878,038
Dollar General Corp	37,203	4,417,112
Dollar Tree Inc (b)	31,808	3,483,294
Kroger Co/The	98,350	7,116,606
Maplebear Inc (b)	29,182	1,093,158
Performance Food Group Co (b)	22,650	1,940,199
Sysco Corp	37,706	2,689,569
US Foods Holding Corp (b)	37,990	3,503,058
		30,995,576
Food Products - 2.1%
Archer-Daniels-Midland Co	80,955	5,884,619
Bunge Global SA	22,050	2,804,760
Campbell's Company/The	32,838	731,302
Conagra Brands Inc	80,604	1,267,095
Darling Ingredients Inc (b)	23,520	1,454,712
Flowers Foods Inc	31,542	257,067
Freshpet Inc (b)	5,815	342,852
General Mills Inc	90,345	3,362,641
Hershey Co/The	21,693	4,509,758
Hormel Foods Corp	48,990	1,109,624
Ingredion Inc	10,688	1,204,110
JM Smucker Co	17,551	1,692,618
Kraft Heinz Co/The	144,601	3,252,076
Lamb Weston Holdings Inc	22,777	962,556
McCormick & Co Inc/MD	42,883	2,163,019
Pilgrim's Pride Corp	6,978	263,489
Post Holdings Inc (b)	7,803	771,405
Seaboard Corp	43	243,123
Smithfield Foods Inc	7,680	214,810
Tyson Foods Inc Class A	46,868	3,002,833
		35,494,469
Household Products - 0.4%
Church & Dwight Co Inc	40,700	3,798,124
Clorox Co/The	20,632	2,138,094
Reynolds Consumer Products Inc	9,263	196,190
		6,132,408
Personal Care Products - 0.6%
BellRing Brands Inc (b)	19,804	318,646
Coty Inc Class A (b)	58,830	118,247
elf Beauty Inc (b)(c)	9,806	594,342
Estee Lauder Cos Inc/The Class A	41,502	2,978,599
Kenvue Inc	321,849	5,548,677
		9,558,511
TOTAL CONSUMER STAPLES		90,514,849
Energy - 8.2%
Energy Equipment & Services - 1.0%
Baker Hughes Co Class A	167,969	10,254,507
Halliburton Co	142,143	5,542,156
NOV Inc	61,424	1,155,385
Weatherford International PLC	11,917	1,127,110
		18,079,158
Oil, Gas & Consumable Fuels - 7.2%
Antero Midstream Corp	56,641	1,291,415
Antero Resources Corp (b)	49,067	2,082,403
APA Corp	59,418	2,521,700
Cheniere Energy Inc	19,845	5,631,217
Chord Energy Corp	9,562	1,359,525
Coterra Energy Inc	127,766	4,489,697
Devon Energy Corp	102,697	5,167,713
Diamondback Energy Inc	33,332	6,592,736
DT Midstream Inc	17,183	2,314,035
EQT Corp	102,048	6,494,335
Expand Energy Corp	38,513	4,227,957
HF Sinclair Corp	23,788	1,484,133
Kinder Morgan Inc	329,362	11,043,508
Marathon Petroleum Corp	50,929	12,435,843
Matador Resources Co	19,778	1,249,574
Occidental Petroleum Corp	119,449	7,764,185
ONEOK Inc	105,839	9,566,787
Ovintiv Inc	48,614	2,885,727
Permian Resources Holdings Inc/DE Class A	116,074	2,474,698
Phillips 66	63,375	11,545,658
Range Resources Corp	39,982	1,806,387
Valero Energy Corp	51,484	12,720,667
Viper Energy Inc Class A	31,531	1,481,642
		118,631,542
TOTAL ENERGY		136,710,700
Financials - 14.8%
Banks - 3.2%
Bank OZK	18,074	829,416
BOK Financial Corp	3,161	404,798
Central BanCo Inc	3,331	79,777
Citizens Financial Group Inc	72,697	4,359,639
Columbia Banking System Inc	49,531	1,358,635
Commerce Bancshares Inc/MO	22,941	1,128,697
Cullen/Frost Bankers Inc	10,069	1,380,259
East West Bancorp Inc	23,149	2,471,387
Fifth Third Bancorp	153,130	7,114,421
First Citizens BancShares Inc/NC Class A	1,484	2,796,835
First Hawaiian Inc	20,867	514,163
First Horizon Corp	81,454	1,853,893
FNB Corp/PA	60,116	1,005,140
Huntington Bancshares Inc/OH	339,729	5,316,759
KeyCorp	156,402	3,135,860
M&T Bank Corp	25,721	5,317,045
Pinnacle Financial Partners Inc	25,228	2,173,140
Prosperity Bancshares Inc	15,858	1,065,340
Regions Financial Corp	146,909	3,837,263
SOUTHSTATE BANK CORP	16,611	1,536,850
TFS Financial Corp	8,905	125,115
Webster Financial Corp	27,145	1,884,406
Western Alliance Bancorp	14,300	1,013,155
Wintrust Financial Corp	11,177	1,552,932
Zions Bancorp NA	24,560	1,415,147
		53,670,072
Capital Markets - 4.9%
Affiliated Managers Group Inc	4,624	1,279,461
Ameriprise Financial Inc	1,425	633,270
Bank of New York Mellon Corp/The	108,160	12,831,021
Carlyle Group Inc/The	44,291	2,143,241
Cboe Global Markets Inc	17,743	4,987,025
Coinbase Global Inc Class A (b)	34,058	5,946,867
Evercore Inc Class A	6,243	1,863,598
FactSet Research Systems Inc	5,928	1,286,317
Franklin Resources Inc	45,438	1,073,246
Hamilton Lane Inc Class A	2,391	237,665
Houlihan Lokey Inc Class A	5,668	814,038
Invesco Ltd	61,632	1,497,041
Janus Henderson Group PLC	20,788	1,067,880
Jefferies Financial Group Inc	19,595	808,686
Lazard Inc	12,552	533,209
MarketAxess Holdings Inc	6,173	1,018,422
Morningstar Inc	1,165	196,943
MSCI Inc	6,137	3,307,904
Nasdaq Inc	76,690	6,510,214
Northern Trust Corp	31,368	4,378,032
Raymond James Financial Inc	30,202	4,372,948
Robinhood Markets Inc Class A (b)	111,302	7,713,229
SEI Investments Co	17,326	1,359,571
State Street Corp	47,197	5,973,252
Stifel Financial Corp	25,112	1,856,279
T Rowe Price Group Inc	36,627	3,301,558
TPG Inc Class A	1,435	58,131
Tradeweb Markets Inc Class A	18,088	2,128,234
Virtu Financial Inc Class A	13,448	591,443
		79,768,725
Consumer Finance - 0.6%
Ally Financial Inc	41,222	1,617,139
Credit Acceptance Corp (b)	575	243,490
Figure Technology Solutions Inc Class A	4,849	164,623
OneMain Holdings Inc	19,939	1,066,537
SLM Corp	29,546	632,580
SoFi Technologies Inc Class A (b)	177,210	2,814,095
Synchrony Financial	58,800	3,999,576
		10,538,040
Financial Services - 1.2%
Affirm Holdings Inc Class A (b)	18,866	864,440
Block Inc Class A (b)	57,062	3,433,991
Corebridge Financial Inc	46,768	1,115,884
Euronet Worldwide Inc (b)	6,604	438,307
Fidelity National Information Services Inc	87,832	4,120,200
Global Payments Inc	39,775	2,676,858
Jack Henry & Associates Inc	12,296	1,943,260
MGIC Investment Corp	37,230	977,288
Rocket Cos Inc Class A (b)	159,452	2,272,191
UWM Holdings Corp Class A	33,758	122,204
Voya Financial Inc	16,106	1,100,362
Western Union Co/The	53,739	469,141
WEX Inc (b)	5,280	808,051
		20,342,177
Insurance - 4.5%
Allstate Corp/The	44,165	9,157,171
American Financial Group Inc/OH	11,198	1,430,097
Arch Capital Group Ltd (b)	59,643	5,725,132
Assurant Inc	8,450	1,840,495
Assured Guaranty Ltd	7,280	593,174
Axis Capital Holdings Ltd	12,583	1,276,042
Brighthouse Financial Inc (b)	9,678	579,519
Brown & Brown Inc	43,038	2,806,508
Cincinnati Financial Corp	26,089	4,105,104
CNA Financial Corp	3,599	165,265
Everest Group Ltd	6,037	1,973,193
Fidelity National Financial Inc	43,560	2,020,313
First American Financial Corp	16,475	993,278
Globe Life Inc	13,481	1,876,151
Hanover Insurance Group Inc/The	5,990	1,038,367
Hartford Insurance Group Inc/The	47,578	6,433,973
Kemper Corp	9,814	299,915
Lincoln National Corp	28,841	1,023,856
Loews Corp	28,538	3,046,146
Markel Group Inc (b)	1,680	3,215,638
Old Republic International Corp	38,704	1,544,290
Primerica Inc	5,386	1,349,085
Principal Financial Group Inc	36,858	3,321,274
Prudential Financial Inc	59,314	5,794,385
Reinsurance Group of America Inc	11,170	2,280,467
RLI Corp	13,110	747,794
Unum Group	28,128	2,054,188
W R Berkley Corp	38,079	2,523,876
White Mountains Insurance Group Ltd	418	918,329
Willis Towers Watson PLC	16,210	4,712,247
		74,845,272
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp	187,301	1,878,629
Annaly Capital Management Inc	119,817	2,534,130
Rithm Capital Corp	93,633	887,640
Starwood Property Trust Inc	58,553	1,008,283
		6,308,682
TOTAL FINANCIALS		245,472,968
Health Care - 7.7%
Biotechnology - 1.3%
Biogen Inc (b)	24,741	4,535,768
BioMarin Pharmaceutical Inc (b)	32,199	1,818,922
Caris Life Sciences Inc (b)	7,786	139,214
Exelixis Inc (b)	8,512	365,080
Incyte Corp (b)	20,149	1,896,424
Insmed Inc (b)	2,220	363,014
Ionis Pharmaceuticals Inc (b)	1,901	142,746
Moderna Inc (b)	60,688	3,082,950
Neurocrine Biosciences Inc (b)	2,361	311,038
Revolution Medicines Inc (b)	28,808	2,801,578
Roivant Sciences Ltd (b)	71,910	1,991,907
Sarepta Therapeutics Inc (b)	2,821	61,385
United Therapeutics Corp (b)	7,182	4,258,782
Viking Therapeutics Inc (b)	16,993	552,952
		22,321,760
Health Care Equipment & Supplies - 2.0%
Align Technology Inc (b)	11,377	1,950,359
Baxter International Inc	86,754	1,457,467
Cooper Cos Inc/The (b)	33,061	2,363,862
DENTSPLY SIRONA Inc	33,660	390,455
Envista Holdings Corp (b)	27,588	699,907
GE HealthCare Technologies Inc	77,522	5,518,016
Globus Medical Inc Class A (b)	18,992	1,636,351
Hologic Inc (b)	37,782	2,855,941
Medline Inc Class A	54,891	2,442,650
ResMed Inc	18,881	4,238,407
Solventum Corp (b)	25,005	1,632,827
STERIS PLC	16,629	3,677,171
Teleflex Inc	7,479	894,563
Zimmer Biomet Holdings Inc	33,540	3,032,687
		32,790,663
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (b)	15,380	359,738
Cardinal Health Inc	20,105	4,248,388
Centene Corp (b)	83,000	2,717,420
Chemed Corp	2,144	809,875
Encompass Health Corp	16,870	1,631,835
Henry Schein Inc (b)	17,209	1,268,303
Humana Inc	20,444	3,544,785
Labcorp Holdings Inc	14,153	3,776,162
Molina Healthcare Inc (b)	3,887	518,137
Quest Diagnostics Inc	18,880	3,700,102
Tenet Healthcare Corp (b)	14,753	2,784,039
Universal Health Services Inc Class B	8,888	1,590,685
		26,949,469
Health Care Technology - 0.1%
Certara Inc (b)(c)	20,368	116,098
Veeva Systems Inc Class A (b)	5,149	904,473
		1,020,571
Life Sciences Tools & Services - 2.1%
Agilent Technologies Inc	48,261	5,500,790
Avantor Inc (b)	111,883	877,163
Bio-Rad Laboratories Inc Class A (b)(c)	3,136	874,160
Bio-Techne Corp	26,158	1,367,017
Bruker Corp	17,494	631,883
Charles River Laboratories International Inc (b)	8,262	1,425,195
Illumina Inc (b)	26,020	3,207,225
IQVIA Holdings Inc (b)	28,610	4,879,149
Mettler-Toledo International Inc (b)	3,482	4,391,498
QIAGEN NV (c)	34,290	1,372,972
Repligen Corp (b)	7,813	920,528
Revvity Inc	19,200	1,682,112
Sotera Health Co (b)	37,599	539,170
Waters Corp (b)	11,369	3,385,688
West Pharmaceutical Services Inc	12,124	3,038,759
		34,093,309
Pharmaceuticals - 0.6%
Elanco Animal Health Inc (b)	83,345	1,994,446
Jazz Pharmaceuticals PLC (b)	9,864	1,864,789
Organon & Co	44,135	264,369
Perrigo Co PLC	23,151	248,641
Royalty Pharma PLC Class A	65,109	3,123,279
Viatris Inc	195,535	2,641,678
		10,137,202
TOTAL HEALTH CARE		127,312,974
Industrials - 17.2%
Aerospace & Defense - 2.1%
ATI Inc (b)	22,815	3,318,670
BWX Technologies Inc	12,733	2,603,771
Carpenter Technology Corp	6,709	2,644,352
Curtiss-Wright Corp	6,228	4,242,015
Hexcel Corp	12,752	1,032,019
Huntington Ingalls Industries Inc	6,605	2,509,240
L3Harris Technologies Inc	31,631	10,917,440
Leonardo DRS Inc	7,755	345,253
Loar Holdings Inc (b)	682	39,071
StandardAero Inc (b)	35,293	911,618
Textron Inc	29,750	2,604,910
Woodward Inc	10,143	3,630,383
		34,798,742
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	19,895	3,303,963
Expeditors International of Washington Inc	22,587	3,235,136
GXO Logistics Inc (b)	19,005	985,409
		7,524,508
Building Products - 1.0%
A O Smith Corp	19,245	1,269,015
Advanced Drainage Systems Inc	11,965	1,640,760
Allegion plc	14,575	2,117,602
Armstrong World Industries Inc	5,144	847,731
Builders FirstSource Inc (b)	18,375	1,512,814
Carlisle Cos Inc	6,192	2,065,775
Fortune Brands Innovations Inc	20,485	798,300
Hayward Holdings Inc (b)	34,904	467,016
Masco Corp	35,187	2,124,240
Owens Corning	13,814	1,494,951
Simpson Manufacturing Co Inc	6,431	1,103,688
Trex Co Inc (b)	18,071	658,146
		16,100,038
Commercial Services & Supplies - 0.4%
Clean Harbors Inc (b)	8,579	2,459,857
MSA Safety Inc	6,263	1,026,818
Tetra Tech Inc	35,834	1,079,320
Veralto Corp	25,311	2,237,999
		6,803,994
Construction & Engineering - 1.0%
AECOM	21,835	1,852,045
API Group Corp (b)	60,493	2,451,176
EMCOR Group Inc	4,903	3,619,934
Everus Construction Group Inc (b)	8,614	1,016,969
MasTec Inc (b)	8,317	2,675,912
Quanta Services Inc	5,619	3,084,943
Valmont Industries Inc	3,297	1,317,382
WillScot Holdings Corp	22,521	390,965
		16,409,326
Electrical Equipment - 1.7%
Acuity Inc	5,228	1,464,990
AMETEK Inc	39,019	8,364,113
Generac Holdings Inc (b)	9,787	1,911,695
Hubbell Inc	9,061	4,446,595
nVent Electric PLC	26,969	3,189,893
Regal Rexnord Corp	11,184	2,094,316
Rockwell Automation Inc	17,625	6,325,260
Sensata Technologies Holding PLC	24,564	865,144
		28,662,006
Ground Transportation - 1.1%
Avis Budget Group Inc (b)(c)	1,884	274,781
JB Hunt Transport Services Inc	12,974	2,749,191
Knight-Swift Transportation Holdings Inc	26,659	1,535,025
Landstar System Inc	5,768	924,668
Lyft Inc Class A (b)	54,654	726,898
Old Dominion Freight Line Inc	29,357	5,736,359
Ryder System Inc	6,652	1,361,731
Saia Inc (b)	4,512	1,584,975
Schneider National Inc Class B	7,816	206,030
U-Haul Holding Co (b)(c)	776	37,077
U-Haul Holding Co Class N	10,628	474,753
XPO Inc (b)	15,417	2,999,377
		18,610,865
Machinery - 5.0%
AGCO Corp	10,506	1,217,330
Allison Transmission Holdings Inc	11,687	1,368,080
CNH Industrial NV Class A	148,643	1,635,073
Crane Co	8,332	1,424,772
Cummins Inc	23,309	12,540,708
Donaldson Co Inc	19,465	1,651,995
Dover Corp	22,965	4,787,054
Esab Corp	9,639	931,706
Flowserve Corp	21,454	1,577,084
Fortive Corp	53,731	2,970,250
Gates Industrial Corp PLC (b)	42,941	970,896
Graco Inc	28,119	2,380,273
IDEX Corp	12,802	2,426,619
Ingersoll Rand Inc	67,337	5,395,040
ITT Inc	14,507	2,764,019
Lincoln Electric Holdings Inc	9,078	2,261,148
Middleby Corp/The (b)	8,066	1,069,390
Mueller Industries Inc	18,366	2,034,953
Nordson Corp	9,012	2,397,733
Oshkosh Corp	10,642	1,566,609
Otis Worldwide Corp	66,089	5,094,140
Pentair PLC	27,704	2,413,295
RBC Bearings Inc (b)	4,184	2,272,414
Snap-on Inc	8,680	3,152,750
Stanley Black & Decker Inc	26,176	1,860,067
Timken Co/The	10,592	1,065,237
Toro Co/The	16,696	1,560,074
Westinghouse Air Brake Technologies Corp	28,718	7,176,915
Xylem Inc/NY	41,213	4,924,954
		82,890,578
Marine Transportation - 0.0%
Kirby Corp (b)	9,134	1,213,726
Passenger Airlines - 1.0%
Alaska Air Group Inc (b)	16,088	591,716
American Airlines Group Inc (b)	103,491	1,111,493
Delta Air Lines Inc	110,458	7,343,248
Southwest Airlines Co	69,824	2,623,288
United Airlines Holdings Inc (b)	55,125	5,075,359
		16,745,104
Professional Services - 1.6%
Amentum Holdings Inc (b)	26,962	703,169
Broadridge Financial Solutions Inc	1,800	292,464
CACI International Inc (b)	3,677	1,999,810
Clarivate PLC (b)(c)	62,418	157,918
Concentrix Corp (c)	7,432	203,340
Equifax Inc	17,077	3,075,055
FTI Consulting Inc (b)	5,099	901,350
Genpact Ltd	26,874	1,001,057
Jacobs Solutions Inc	19,812	2,521,671
KBR Inc	19,691	725,810
Leidos Holdings Inc	21,597	3,358,765
ManpowerGroup Inc	7,829	230,642
Parsons Corp (b)	8,928	483,630
Paychex Inc	37,548	3,458,922
Paycom Software Inc	3,830	465,498
Paylocity Holding Corp (b)	621	67,093
Robert Half Inc (c)	16,740	425,196
Science Applications International Corp	7,614	722,721
SS&C Technologies Holdings Inc	35,435	2,394,343
TransUnion	33,012	2,284,100
Verisk Analytics Inc	9,477	1,798,261
		27,270,815
Trading Companies & Distributors - 1.8%
Air Lease Corp Class A	17,641	1,145,607
Applied Industrial Technologies Inc	6,272	1,664,087
Core & Main Inc Class A (b)	13,487	666,258
Fastenal Co	34,745	1,612,168
Ferguson Enterprises Inc	30,450	7,102,767
MSC Industrial Direct Co Inc Class A	7,443	686,766
QXO Inc (b)(c)	108,996	2,116,702
SiteOne Landscape Supply Inc (b)	5,076	675,666
United Rentals Inc	10,750	7,832,020
Watsco Inc	5,894	2,144,178
Wesco International Inc	8,115	2,220,426
WW Grainger Inc	1,081	1,179,166
		29,045,811
TOTAL INDUSTRIALS		286,075,513
Information Technology - 12.3%
Communications Equipment - 1.2%
Ciena Corp (b)	23,890	9,274,815
F5 Inc (b)	9,567	2,768,020
Lumentum Holdings Inc (b)	11,028	7,750,037
		19,792,872
Electronic Equipment, Instruments & Components - 3.5%
Arrow Electronics Inc (b)	8,742	1,253,690
Avnet Inc	13,680	842,962
CDW Corp/DE	20,426	2,471,955
Cognex Corp	28,417	1,392,149
Coherent Corp (b)	29,620	7,055,780
Corning Inc	132,236	17,980,129
Crane NXT Co	8,272	335,760
Flex Ltd (b)	62,314	4,079,074
Ingram Micro Holding Corp	3,487	81,282
IPG Photonics Corp (b)	4,184	479,445
Jabil Inc	6,107	1,622,202
Keysight Technologies Inc (b)	29,142	8,228,827
Littelfuse Inc	4,159	1,411,357
Ralliant Corp	19,160	796,864
TD SYNNEX Corp	12,932	2,181,758
Teledyne Technologies Inc (b)	7,873	4,763,244
Vontier Corp	24,500	869,015
Zebra Technologies Corp Class A (b)	8,609	1,799,970
		57,645,463
IT Services - 1.3%
Akamai Technologies Inc (b)	23,848	2,738,943
Amdocs Ltd	17,996	1,174,419
Cognizant Technology Solutions Corp Class A	81,875	5,023,031
DXC Technology Co (b)	28,580	359,250
EPAM Systems Inc (b)(c)	9,122	1,235,119
Globant SA (b)	6,583	303,541
Kyndryl Holdings Inc (b)	35,958	471,769
MongoDB Inc Class A (b)	12,084	2,957,801
Okta Inc Class A (b)	17,180	1,352,238
Twilio Inc Class A (b)	19,858	2,498,534
VeriSign Inc	14,096	3,500,883
		21,615,528
Semiconductors & Semiconductor Equipment - 2.4%
Amkor Technology Inc	21,041	947,476
Cirrus Logic Inc (b)	8,656	1,251,831
Entegris Inc	21,251	2,491,467
First Solar Inc (b)	17,192	3,391,294
GlobalFoundries Inc (b)	20,795	924,962
Lattice Semiconductor Corp (b)	3,427	317,889
MACOM Technology Solutions Holdings Inc (b)	8,441	1,874,493
Microchip Technology Inc	89,388	5,775,359
MKS Inc	11,377	2,614,548
ON Semiconductor Corp (b)	68,075	4,215,204
Onto Innovation Inc (b)	6,404	1,313,268
Qnity Electronics Inc	35,448	4,089,990
Qorvo Inc (b)	14,215	1,100,241
Skyworks Solutions Inc	25,344	1,357,171
Teradyne Inc	26,522	7,862,712
Universal Display Corp	7,432	681,217
		40,209,122
Software - 1.3%
Aurora Innovation Inc Class A (b)(c)	197,462	813,543
BILL Holdings Inc (b)	13,623	521,761
Ccc Intelligent Solutions Holdings Inc Class A (b)	102,207	613,242
Circle Internet Group Inc Class A	16,250	1,550,413
Docusign Inc (b)	8,210	389,236
Dolby Laboratories Inc Class A	10,242	615,135
Dropbox Inc Class A (b)	21,501	488,503
Fair Isaac Corp (b)	689	735,535
Gen Digital Inc	82,947	1,561,892
nCino Inc (b)	16,230	243,125
Nutanix Inc Class A (b)	33,083	1,257,485
Pegasystems Inc	10,435	444,114
PTC Inc (b)	17,656	2,515,803
Rubrik Inc Class A (b)	9,744	477,164
SailPoint Inc (b)(c)	10,214	135,232
SentinelOne Inc Class A (b)	14,561	187,546
Teradata Corp (b)	12,048	308,790
Trimble Inc (b)	40,353	2,632,226
Tyler Technologies Inc (b)	1,242	425,236
UiPath Inc Class A (b)(c)	68,130	756,243
Unity Software Inc (b)	52,020	1,141,319
Zoom Communications Inc Class A (b)	45,128	3,627,840
		21,441,383
Technology Hardware, Storage & Peripherals - 2.6%
Everpure Inc Class A (b)	7,596	448,468
Hewlett Packard Enterprise Co	225,631	5,372,274
HP Inc	155,562	2,988,346
NetApp Inc	20,272	2,075,650
Sandisk Corp/DE (b)	24,224	15,390,476
Super Micro Computer Inc (b)	47,099	1,072,444
Western Digital Corp	57,624	15,586,716
		42,934,374
TOTAL INFORMATION TECHNOLOGY		203,638,742
Materials - 6.5%
Chemicals - 2.9%
Albemarle Corp	19,901	3,572,827
Ashland Inc	7,666	426,306
Axalta Coating Systems Ltd (b)	36,073	999,222
Celanese Corp	18,516	1,217,797
CF Industries Holdings Inc	26,286	3,412,974
Corteva Inc	114,634	9,596,012
Dow Inc	119,841	4,991,378
DuPont de Nemours Inc	70,896	3,247,037
Eastman Chemical Co	19,203	1,465,573
Element Solutions Inc	38,137	1,301,997
FMC Corp	21,071	362,842
Huntsman Corp	27,777	369,712
International Flavors & Fragrances Inc	43,389	3,147,872
LyondellBasell Industries NV Class A1	43,385	3,495,096
Mosaic Co/The	53,438	1,362,669
NewMarket Corp	1,070	685,817
Olin Corp	19,444	578,070
PPG Industries Inc	38,051	4,066,891
RPM International Inc	21,530	2,140,082
Scotts Miracle-Gro Co/The	7,388	449,264
Westlake Corp	5,658	660,968
		47,550,406
Construction Materials - 0.8%
Eagle Materials Inc	4,951	937,967
James Hardie Industries PLC (b)	9,173	173,737
Martin Marietta Materials Inc	10,157	5,979,223
Vulcan Materials Co	22,391	6,097,069
		13,187,996
Containers & Packaging - 1.5%
Amcor PLC	78,072	3,103,362
AptarGroup Inc	11,078	1,396,050
Avery Dennison Corp	13,027	2,249,502
Ball Corp	45,395	2,683,298
Crown Holdings Inc	19,602	1,965,101
Graphic Packaging Holding CO	49,482	491,851
International Paper Co	88,766	3,168,946
Packaging Corp of America	14,958	3,174,387
Sealed Air Corp	24,699	1,038,593
Silgan Holdings Inc	14,777	573,348
Smurfit Westrock PLC	88,238	3,516,284
Sonoco Products Co	16,676	902,005
		24,262,727
Metals & Mining - 1.3%
Alcoa Corp	43,763	2,902,800
Cleveland-Cliffs Inc (b)	94,902	801,922
MP Materials Corp (b)(c)	24,088	1,162,487
Nucor Corp	38,902	6,578,328
Reliance Inc	8,838	2,686,045
Royal Gold Inc	14,237	3,623,174
Steel Dynamics Inc	20,954	3,771,720
		21,526,476
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	10,671	776,314
TOTAL MATERIALS		107,303,919
Real Estate - 8.3%
Diversified REITs - 0.2%
WP Carey Inc	36,711	2,494,880
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc	29,046	1,348,315
Healthcare Realty Trust Inc	55,568	944,100
Healthpeak Properties Inc	117,400	1,928,882
Medical Properties Trust Inc (c)	84,363	390,601
Omega Healthcare Investors Inc	49,967	2,189,554
Ventas Inc	79,304	6,485,481
		13,286,933
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts Inc	116,143	2,225,300
Park Hotels & Resorts Inc	31,287	329,452
		2,554,752
Industrial REITs - 0.4%
Americold Realty Trust Inc	48,276	553,243
EastGroup Properties Inc	8,967	1,659,702
First Industrial Realty Trust Inc	21,676	1,253,957
Lineage Inc	11,940	391,154
Rexford Industrial Realty Inc	39,480	1,292,180
STAG Industrial Inc Class A	31,616	1,140,073
		6,290,309
Office REITs - 0.2%
BXP Inc	26,825	1,392,218
Cousins Properties Inc	28,260	637,828
Highwoods Properties Inc	18,276	391,289
Kilroy Realty Corp	19,855	560,110
Vornado Realty Trust	29,869	776,295
		3,757,740
Real Estate Management & Development - 0.7%
CBRE Group Inc Class A (b)	44,828	6,072,401
CoStar Group Inc (b)	61,961	2,499,507
Howard Hughes Holdings Inc (b)	5,233	331,040
Jones Lang LaSalle Inc (b)	5,838	1,776,620
Zillow Group Inc Class A (b)	8,055	333,396
Zillow Group Inc Class C (b)	28,055	1,160,916
		12,173,880
Residential REITs - 1.5%
American Homes 4 Rent Class A	57,867	1,615,647
AvalonBay Communities Inc	24,086	3,934,448
Camden Property Trust	17,878	1,745,965
Equity LifeStyle Properties Inc	32,542	2,031,272
Equity Residential	64,148	3,794,354
Essex Property Trust Inc	10,794	2,612,148
Invitation Homes Inc	103,628	2,575,156
Mid-America Apartment Communities Inc	19,707	2,406,619
Sun Communities Inc	16,771	2,112,475
UDR Inc	52,896	1,786,827
		24,614,911
Retail REITs - 1.7%
Agree Realty Corp	19,155	1,443,904
Brixmor Property Group Inc	51,565	1,485,072
Federal Realty Investment Trust	14,408	1,530,274
Kimco Realty Corp	113,177	2,543,087
NNN REIT Inc	31,987	1,344,414
Realty Income Corp	155,090	9,488,406
Regency Centers Corp	30,596	2,314,893
Simon Property Group Inc	42,697	7,964,271
		28,114,321
Specialized REITs - 2.6%
Crown Castle Inc	73,482	5,974,821
CubeSmart	38,336	1,405,014
Digital Realty Trust Inc	58,274	10,501,558
EPR Properties	12,635	631,245
Extra Space Storage Inc	35,680	4,678,718
Fermi Inc (c)	6,173	36,050
Gaming and Leisure Properties Inc	45,987	2,040,443
Iron Mountain Inc	49,690	5,075,337
Millrose Properties Inc Class A	25,927	725,956
National Storage Affiliates Trust	11,914	449,634
Rayonier Inc	50,420	1,039,660
SBA Communications Corp Class A	17,937	3,087,137
VICI Properties Inc	180,927	4,942,926
Weyerhaeuser Co	122,750	2,998,783
		43,587,282
TOTAL REAL ESTATE		136,875,008
Utilities - 7.5%
Electric Utilities - 3.7%
Alliant Energy Corp	43,504	3,121,847
Edison International	64,552	4,723,915
Entergy Corp	75,626	8,497,338
Evergy Inc	38,984	3,193,569
Eversource Energy	63,599	4,406,139
Exelon Corp	171,198	8,392,127
FirstEnergy Corp	92,937	4,708,188
IDACORP Inc	9,131	1,305,459
OGE Energy Corp	35,614	1,708,047
PG&E Corp	371,325	6,524,180
Pinnacle West Capital Corp	20,177	2,032,833
PPL Corp	125,352	4,788,446
Xcel Energy Inc	100,240	7,963,067
		61,365,155
Gas Utilities - 0.5%
Atmos Energy Corp	27,106	5,007,020
MDU Resources Group Inc	34,339	711,504
National Fuel Gas Co	15,929	1,496,689
UGI Corp	36,417	1,326,307
		8,541,520
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	120,242	1,694,210
Clearway Energy Inc Class A	5,884	230,476
Clearway Energy Inc Class C	14,093	553,714
Talen Energy Corp (b)	7,682	2,452,325
		4,930,725
Multi-Utilities - 2.6%
Ameren Corp	45,705	5,023,894
CenterPoint Energy Inc	110,358	4,763,051
CMS Energy Corp	51,259	3,976,673
Consolidated Edison Inc	61,048	6,909,413
DTE Energy Co	35,093	5,131,298
NiSource Inc	80,810	3,770,595
Public Service Enterprise Group Inc	84,575	6,846,346
WEC Energy Group Inc	55,147	6,384,368
		42,805,638
Water Utilities - 0.4%
American Water Works Co Inc	32,986	4,489,065
Essential Utilities Inc	47,499	1,912,784
		6,401,849
TOTAL UTILITIES		124,044,887
TOTAL UNITED STATES		1,635,170,150
TOTAL COMMON STOCKS (Cost $1,306,305,358)		1,660,988,811

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $303,684)	3.64	305,000	303,674

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	3,889,554	3,890,332
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	16,811,144	16,812,826
TOTAL MONEY MARKET FUNDS (Cost $20,703,158)			20,703,158

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,327,312,200)	1,681,995,643
NET OTHER ASSETS (LIABILITIES) - (1.4)% (d)	(23,568,687)
NET ASSETS - 100.0%	1,658,426,956

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	13	6/2026	4,415,450	68,624

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $138,207 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $303,674.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $122,519.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	164,728,832	160,838,417	98,854	(83)	-	3,890,332	3,889,554	0.0%
Fidelity Securities Lending Cash Central Fund	17,353,484	120,276,740	120,817,256	238,404	(142)	-	16,812,826	16,811,144	0.0%
Total	17,353,484	285,005,572	281,655,673	337,258	(225)	-	20,703,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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